RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	May 17, 2022	Dec. 29, 2023	Jun. 28, 2023	Feb. 28, 2023	Dec. 20, 2018	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 24, 2023
Interest income						$ 102,030	$ 261,269	$ 207,795	$ 444,685	$ 662,859	$ 236,349
Principal repayments								$ 17,504	77,753	27,786	99,906
Outstanding principal balance										1,570,886	$ 2,158,417
General and administrative expenses										$ 164,859
Common stock share issued						17,834,023		17,834,023		15,982,472	10,605,412
Accounts receivable balance						$ 18,383,107		$ 18,383,107		$ 19,759,254	$ 23,691,997
Prepaid expenses and other current assets - related party						2,100,450		2,100,450		1,811,911	1,546,225
Accrued interest						164,500		164,500		166,348	275,547
Revenue						13,206,717	12,363,429	27,791,190	24,713,206	53,376,874	50,347,652
George Terzis [Member]
Unpaid salaries and bonuses						698,000		698,000		98,000
Common stock share issued												51,485
DOC Pharma S.A. 1 [Member]
Inventroy purchase						236,590	2,767	425,638	607,984
Basotho Investment Limited [Member]
General and administrative expenses								61,800		$ 10,300
Common stock share issued										120,000
Grigorios Siokas [Member]
Outstanding principal balance						5,339		5,339		$ 13,257	12,821
Foreign curreny translation								420		436	64,729
Borrowing					$ 1,718,400
Interest rate					4.70%
Maturity date					Mar. 18, 2019
Accrued interest										0	206,355
Cana Holdings Laboratories Holding Limited [Member]
Interest income				$ 148,789
Secured promissory note				$ 4,457,520
Description related to interest on principal				Interest on the Principal Amount under this Note shall accrue at a rate equal to Five Percent (5%) plus 1 month LIBOR per annum (5.47% as of December 31, 2023)
DOC Pharma S.A. [Member]
Interest income								103,584		217,476
Principal repayments								224,220		442,480
Interest repayments								$ 86,841		$ 232,210
Interest rate								5.50%		5.50%
Loan term								10 years		10 years
Maturity date								Dec. 01, 2032		Dec. 01, 2032
Accounts payable and accrued expenses - related party						112,019		$ 112,019		$ 34,217	201,991
Accounts receivable - related party						2,774,038		2,774,038		2,386,721	2,070,570
Prepaid expenses and other current assets - related party						5,482,679		$ 5,482,679		$ 4,347,184	3,320,345
Prepaid expenses											7,599,545
Agreement terminate								Dec. 31, 2025		Dec. 31, 2025
Pieces per product								1,000 pieces		1,000 pieces
Purchased of additional licenses								$ 525,461		$ 525,461
Loan current portion						431,640		431,640		442,480	427,720
Loan non-current portion						3,345,210		3,345,210		3,539,840	3,851,280
Inventroy purchase						136,378	2,120	520,699	193,831	1,365,324	1,755,103
Prepaid balance										4,279,200
Monthly basis instalments								35,660		35,660
Revenue										619,637	1,058,780
Purchase of branded pharmaceuticals		$ 3,539,840	$ 1,965,600
Description of research and development	The total cost of this project will be €1,425,000 plus VAT and will be done over three phases as follows: Design & Development (€725,000); Control and Product Manufacturing (€250,000) and Clinical Study and Research (€450,000). SkyPharm has bought a total of as of 81 licenses at value of €554,500 ($593,204) which is 38.91% of the total cost, as of December 31, 2022
DOC Pharma S.A. [Member] | Inventories Related Agreement [Member]
Inventroy purchase						66,295	190,021	137,027	593,427	1,237,467	1,742,282
Dimitrios Goulielmos [Member]
Outstanding principal balance						10,925		10,925		11,283	10,912
Foreign curreny translation								358		371	19,568
Panagiotis Kozaris [Member]
Shares owned						0	51,159			51,159	143,056
Prepaid expenses						194,215		194,215		194,215	143,056
Maria Kozari [Member]
Accounts receivable balance						1,123,835		1,123,835		1,142,402	760,025
Net sales						95,195	$ 117,219	181,973	$ 236,205	480,029	$ 463,467
Kanarogloy & Sia Epe [Member]
Accounts payable and accrued expenses - related party						$ 37,292		$ 37,292		$ 85,332